Exceptional items (Tables)	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
	€m	€m	€m	€m
Business transformation program (1)	13.2	11.9	51.8	26.1
Findus Switzerland integration costs (2)	—	2.5	—	7.5
Fortenova Acquisition integration costs (3)	0.2	2.0	1.5	5.5
Release of indemnification assets (4)	—	—	—	7.0
Information Technology transformation program (5)	—	0.9	0.6	3.8
Settlement of legacy matters (6)	0.1	—	0.2	(27.9)
Factory optimization (7)	—	1.0	—	2.6
Distribution network integration (8)	—	0.6	—	0.6
Total exceptional items	13.5	18.9	54.1	25.2